Other Non Financial Assets and Liabilities -Summary Other non financial assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Current	$ 828,760	$ 560,786
Non current	3,145,421	2,332,856
VAT Tax Credit and Other Taxes
Disclosure Of Financial Assets [Line Items]
Current	121,759	68,200
Non current	130,510	118,268
Contributions fund to Enel Distribucin Gois
Disclosure Of Financial Assets [Line Items]
Current	26,823	7,536
Non current	129,126	180,824
Ongoing services provided by third parties
Disclosure Of Financial Assets [Line Items]
Current	15,891	9,993
Ongoing I & D and Energy Efficiency service
Disclosure Of Financial Assets [Line Items]
Current	96,449	90,349
Judicial Deposits
Disclosure Of Financial Assets [Line Items]
Non current	267,838	267,266
Assets under construction IFRIC 12
Disclosure Of Financial Assets [Line Items]
Non current	585,715	314,825
Recoverable Taxes - Pis Or Confins
Disclosure Of Financial Assets [Line Items]
Current	411,066	211,611
Non current	1,952,001	1,366,883
Prepaid expenses
Disclosure Of Financial Assets [Line Items]
Current	31,310	53,783
Other
Disclosure Of Financial Assets [Line Items]
Current	125,462	119,314
Non current	$ 80,231	$ 84,790